7. Capital Management (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureCapitalManagementOfEquityAbstractLineItems [Line Items]
Gross debt decreased		$ 87,121	$ 75,538
Events after reporting period [member]
DisclosureCapitalManagementOfEquityAbstractLineItems [Line Items]
Gross debt to be reduced	$ 67,000
Description of shareholders dividends policy	In case of a gross debt lower than US$ 60 billion (which is targeted for 2022), it may distribute 60% of the difference between net cash provided by operating activities and acquisition of PP&E and intangibles assets